Consolidated Statements Of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Revenues
Total operating revenues	$ 171,760	$ 181,193	$ 170,756
Cost of revenues
Other cost of revenues (exclusive of depreciation and amortization shown separately below)	32,909	34,356	32,906
Selling, general and administrative	38,039	39,422	36,765
Asset impairments and abandonments	18,880	1,458	46
Depreciation and amortization	28,516	28,217	28,430
Total operating expenses	165,355	153,238	144,660
Operating Income (Loss)	6,405	27,955	26,096
Other Income (Expense)
Interest expense	(7,925)	(8,422)	(7,957)
Equity in net income (loss) of affiliates	95	6	(48)
Other income (expense) – net	(1,431)	(1,071)	6,782
Total other income (expense)	(9,261)	(9,487)	(1,223)
Income (Loss) Before Income Taxes	(2,856)	18,468	24,873
Income tax expense	965	3,493	4,920
Net Income (Loss)	(3,821)	14,975	19,953
Less: Net Income Attributable to Noncontrolling Interest	(1,355)	(1,072)	(583)
Net Income (Loss) Attributable to AT&T	(5,176)	13,903	19,370
Less: Preferred Stock Dividends	(193)	(3)	0
Net Income (Loss) Attributable to Common Stock	$ (5,369)	$ 13,900	$ 19,370
Basic Earnings Per Share Attributable to Common Stock (in dollars per share)	$ (0.75)	$ 1.90	$ 2.85
Diluted Earnings Per Share Attributable to Common Stock (in dollars per share)	$ (0.75)	$ 1.89	$ 2.85
Service
Operating Revenues
Total operating revenues	$ 152,767	$ 163,499	$ 152,345
Equipment
Operating Revenues
Total operating revenues	18,993	17,694	18,411
Cost of revenues
Cost of goods and services sold	19,706	18,653	19,786
Broadcast, programming and operations
Cost of revenues
Cost of goods and services sold	$ 27,305	$ 31,132	$ 26,727